SIGNIFICANT ACCOUNTING POLICIES (Annual Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2017
Computers and peripheral equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, annual depreciation rate	14.00%
Computers and peripheral equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, annual depreciation rate	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, annual depreciation rate	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, annual depreciation rate	15.00%
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, annual depreciation rate	17.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	Over the shorter of the related lease period Â or the life of the asset